Note 09 - Property, Plant and Equipment, Additional Information (Detail) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Sep. 01, 2010
Accounting treatment of Assigment Agreement
Maximum production of right to conduct research, exploration and production of fluid hydrocarbons in specified pre-salt areas				$ 5,000
Period equivalent of maximum production of right to conduct research, exploration and production of fluid hydrocarbons in specified pre-salt areas				40 years
Purchase price of rights acquired under assigment agreement				43,868
Amount of transfer to Brazilian treasury securities of purchase price of rights acquired under assigment agreement				39,768
Remainig amount in cash of purchase price of rights acquired under assigment agreement				4,100
Impairment
Impairment	402	319	519
Producing propeties in Brazil	346
Impairment of assets held for sale	$ 56